BLACKROCK PACIFIC FUND, INC.

SUPPLEMENT DATED JANUARY 8, 2014

TO THE SUMMARY PROSPECTUS DATED APRIL 30, 2013

Effective immediately, the following change is made to the summary prospectus of BlackRock Pacific Fund, Inc. (the “Fund”):

The section in the summary prospectus captioned “Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Manager

Name	Portfolio Manager of the Fund Since	Title
Andrew Swan	2011	Managing Director of BlackRock (Hong Kong) Limited

Shareholders should retain this Supplement for future reference.

SPRO-PF-0114SUP